Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 10,549,924
Less: reclassification adjustments for losses (gains) included in net income		(15,966)
Change during period		(36,446)	¥ 18,873
Balance at end of period		11,105,818	10,863,804
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	931,779	984,578
Change during period	[1]	(35,559)	17,586
Balance at end of period	[1]	896,220	1,002,164
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(36,056)	2,061
Unrealized gains (losses) during period		(20,684)	(7,526)
Less: reclassification adjustments for losses (gains) included in net income		(2,052)	(2,560)
Change during period		(22,736)	(10,085)
Balance at end of period		(58,792)	(8,024)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		517,081	467,864
Foreign currency translation adjustments during period		(11,351)	33,302
Less: reclassification adjustments for losses (gains) included in net income		0	(3,038)
Change during period		(11,351)	30,264
Balance at end of period		505,730	498,128
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		422,515	499,663
Unrealized gains (losses) during period		11,628	6,261
Less: reclassification adjustments for losses (gains) included in net income		(13,914)	(15,611)
Change during period		(2,285)	(9,350)
Balance at end of period		420,230	490,313
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		28,239	14,990
Unrealized gains (losses) during period		814	6,467
Less: reclassification adjustments for losses (gains) included in net income		(2)	290
Change during period		813	6,757
Balance at end of period		¥ 29,052	¥ 21,747

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”